Average headcount and number of offices (Tables)	6 Months Ended
Jun. 30, 2018
Average headcount and number of offices
Schedule of average number of employees

	Bank		Group
Average headcount	06-30-2018	06-30-2017	06-30-2018	06-30-2017

Men	11,585	11,657	91,051	84,758
Women	9,906	9,787	110,833	106,060
	21,491	21,444	201,884	190,818

Schedule of number of offices

	Group
Number of offices	06-30-2018	12-31-2017

Spain	4,530	4,546
Foreign	8,952	9,151
	13,482	13,697